UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK —REAL ESTATE 71.6%
DIVERSIFIED 6.7%
American Assets Trust(a)	175,367	$5,350,447
Cousins Properties(a)	674,083	6,936,314
Duke Realty Corp.(a)	641,600	9,906,304
Forest City Enterprises, Class A(a),(b)	179,196	3,393,972
Vornado Realty Trust(a),(c)	311,442	26,179,815
WP Carey	91,044	5,890,547
		57,657,399
HEALTH CARE 8.5%
Aviv REIT(a)	158,317	3,609,628
Emeritus Corp.(a),(b)	220,584	4,087,421
Health Care REIT(a),(c)	444,400	27,721,672
Healthcare Trust of America, Class A	282,284	2,969,628
Ventas(a),(c)	560,039	34,442,398
		72,830,747
HOTEL 4.8%
Hersha Hospitality Trust(a),(c)	1,059,536	5,922,806
Host Hotels & Resorts(a),(c)	665,003	11,750,603
Hyatt Hotels Corp., Class A(a),(b),(c)	81,114	3,484,657
Pebblebrook Hotel Trust(a)	259,300	7,444,503
Strategic Hotels & Resorts Worldwide(a),(b)	781,001	6,779,089
Sunstone Hotel Investors	444,220	5,659,363
		41,041,021
INDUSTRIALS 4.8%
DCT Industrial Trust(a)	338,420	2,433,240
First Industrial Realty Trust(a)	174,616	2,841,002
Prologis(a),(c)	925,417	34,814,188
STAG Industrial	43,295	871,095
		40,959,525
OFFICE 9.7%
Boston Properties(a),(c)	240,871	25,749,110
Corporate Office Properties Trust(a)	320,421	7,401,725
Douglas Emmett(a)	382,532	8,978,026
Highwoods Properties(a)	242,500	8,562,675
Hudson Pacific Properties(a),(c)	326,667	6,353,673
Mack-Cali Realty Corp.	159,788	3,505,749
Parkway Properties	255,112	4,533,340

	Number of Shares	Value
SL Green Realty Corp.(a),(c)	211,606	$18,799,077
		83,883,375
OFFICE/INDUSTRIAL 0.9%
PS Business Parks(a)	104,131	7,770,255

RESIDENTIAL 11.8%
APARTMENT 10.8%
Apartment Investment & Management Co.(a),(c)	264,535	7,391,108
AvalonBay Communities(a),(c)	65,019	8,263,265
Colonial Properties Trust(a)	273,700	6,155,513
Education Realty Trust(a)	648,131	5,897,992
Equity Residential(a),(c)	617,912	33,101,546
Essex Property Trust(a)	76,806	11,344,246
Mid-America Apartment Communities(a)	62,765	3,922,812
UDR(a),(c)	711,288	16,857,526
		92,934,008
MANUFACTURED HOME 1.0%
Sun Communities(a)	138,188	5,889,573
TRI Pointe Homes(b)	217,656	3,195,190
		9,084,763
TOTAL RESIDENTIAL		102,018,771
SELF STORAGE 4.9%
CubeSmart(a),(c)	327,876	5,849,308
Extra Space Storage(a)	94,309	4,314,637
Public Storage(a),(c)	135,811	21,804,456
Sovran Self Storage(a)	130,024	9,840,216
		41,808,617
SHOPPING CENTERS 18.9%
COMMUNITY CENTER 6.7%
DDR Corp.(a),(c)	606,974	9,535,561
Kimco Realty Corp.(a),(c)	809,322	16,332,118
Ramco-Gershenson Properties Trust(a),(c)	395,910	6,100,973
Regency Centers Corp.(a),(c)	249,571	12,066,758
Tanger Factory Outlet Centers(a)	130,112	4,248,157
Weingarten Realty Investors(a)	317,235	9,304,503
		57,588,070
FREE STANDING 1.6%
National Retail Properties(a)	194,100	6,176,262

	Number of Shares	Value
Realty Income Corp.(a),(c)	183,063	$7,276,754
		13,453,016
REGIONAL MALL 10.6%
General Growth Properties(a),(c)	903,747	17,433,280
Glimcher Realty Trust(a)	831,850	8,110,537
Simon Property Group(a),(c)	445,346	66,013,638
		91,557,455
TOTAL SHOPPING CENTERS		162,598,541

SPECIALTY 0.6%
Digital Realty Trust(a),(c)	102,547	5,445,246
TOTAL COMMON STOCK (Identified cost—$486,883,357)		616,013,497

PREFERRED SECURITIES—$25 PAR VALUE 21.7%
BANKS 7.8%
Ally Financial, 7.25%, due 2/7/33(a),(d)	244,274	6,153,262
Ally Financial, 7.375%, due 12/16/44(a)	199,651	4,987,282
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(e)	33,000	3,152,533
CoBank ACB, 6.125%, Series G ($100 Par Value)	20,000	1,885,626
Countrywide Capital IV, 6.75%, due 4/1/33(a),(c)	263,713	6,566,454
Countrywide Capital V, 7.00%, due 11/1/36(a)	336,612	8,489,355
Farm Credit Bank of Texas, 6.75%, 144A(e)	53,000	5,323,187
First Niagara Financial Group, 8.625%, Series B	100,000	2,886,000
Goldman Sachs Group/The, 5.50%, Series J(a)	194,352	4,361,259
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	5,718	7,090,320
PNC Financial Services Group, 6.125%, Series P(a)	192,500	4,858,700
US Bancorp, 6.50%, Series F(a)	72,088	1,873,567
Wells Fargo & Co, 5.85%	128,100	3,057,747
Zions Bancorp, 7.90%, Series F(a)	168,802	4,645,431
Zions Bancorp, 6.30%, Series G	80,000	1,883,200
		67,213,923
BANKS—FOREIGN 0.7%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	172,192	4,315,132
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(a)	58,940	1,263,084
		5,578,216

	Number of Shares	Value
ELECTRIC—INTEGRATED 0.3%
Integrys Energy Group, 6.00%, due 8/1/73	111,400	$2,709,248

INSURANCE 5.3%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)	80,000	1,989,600

LIFE/HEALTH INSURANCE—FOREIGN 0.7%
Aegon NV, 6.875% (Netherlands)(a)	158,294	3,838,630
Aviva PLC, 8.25%, due 12/1/41 (United Kingdom)	65,592	1,816,242
		5,654,872
MULTI-LINE 1.0%
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,705,200
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	6,748,800
		8,454,000
MULTI-LINE—FOREIGN 1.8%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,686,254
ING Groep N.V., 7.375% (Netherlands)(a)	294,873	7,374,774
ING Groep N.V., 8.50% (Netherlands)(a)	159,419	4,063,590
		15,124,618
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	140,000	3,455,200

REINSURANCE—FOREIGN 1.2%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	167,873	3,983,626
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,656,360
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	26,152	621,633
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	94,092	2,346,654
Montpelier Re Holdings Ltd., 8.875% (Bermuda)(a)	40,035	1,040,910
		10,649,183
TOTAL INSURANCE		45,327,473

INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Qwest Corp., 6.125%, due 6/1/53(a)	200,000	4,232,000
Qwest Corp., 7.00%, due 4/1/52	78,395	1,908,134
Qwest Corp., 7.375%, due 6/1/51(a)	146,586	3,670,514
		9,810,648

	Number of Shares	Value
REAL ESTATE 6.1%
DIVERSIFIED 1.8%
Coresite Realty Corp., 7.25%, Series A	79,200	$1,888,920
EPR Properties, 6.625%, Series F	119,700	2,566,368
Gramercy Property Trust, 8.125%, Series A	68,827	2,370,402
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,428,468
National Retail Properties, 5.70%	73,266	1,442,608
NorthStar Realty Finance Corp., 8.50%, Series D	119,300	2,884,674
		15,581,440
HOTEL 0.9%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,106,056
Hospitality Properties Trust, 7.125%, Series D	95,000	2,361,700
Pebblebrook Hotel Trust, 7.875%, Series A(a)	100,000	2,585,000
		8,052,756
INDUSTRIALS 0.3%
Monmouth Real Estate Investment Corp., 7.875%, Series B(f)	120,000	3,040,800

OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L(a)	100,000	2,487,000

RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,431,027

SHOPPING CENTERS 2.6%
COMMUNITY CENTER 1.6%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,037,000
DDR Corp., 6.50%, Series J	60,000	1,321,200
Inland Real Estate Corp., 8.125%, Series A	135,000	3,467,475
Saul Centers, 6.875%, Series C	79,140	1,855,042
Weingarten Realty Investors, 6.50%, Series F(a),(c)	101,803	2,462,614
		14,143,331
REGIONAL MALL 1.0%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,118,051
TOTAL SHOPPING CENTERS		22,261,382
TOTAL REAL ESTATE		52,854,405

TRANSPORT—MARINE—FOREIGN 0.4%
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	69,774	1,890,875

	Number of Shares	Value
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	60,000	$1,481,400
		3,372,275
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$177,953,571)		186,866,188

PREFERRED SECURITIES—CAPITAL SECURITIES 43.8%
BANKS 8.8%
Citigroup, 5.95%(a)	3,300,000	3,081,375
Citigroup Capital III, 7.625%, due 12/1/36(a),(g)	4,700,000	5,264,000
Farm Credit Bank of Texas, 10.00%, Series I(a)	5,000	6,010,937
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	4,000,000	3,883,296
Goldman Sachs Capital II, 4.00%, (FRN)(a)	15,500,000	11,392,500
JPMorgan Chase & Co., 7.90%, Series I(a),(c)	16,500,000	17,919,726
PNC Financial Services Group, 6.75%(a),(c)	4,000,000	4,137,476
Regions Financial Corp., 7.375%, due 12/10/37(a)	3,797,000	4,031,822
Wells Fargo & Co., 7.98%, Series K(a),(c)	13,475,000	14,889,875
Zions Bancorp, 5.80%	2,500,000	2,193,750
Zions Bancorp, 7.20%, Series J	3,000,000	2,992,500
		75,797,257
BANKS—FOREIGN 13.9%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(g)	3,800,000	3,769,125
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a),(e)	4,350,000	4,632,750
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	1,200,000	1,717,092
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a),(c)	3,375,000	3,353,906
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)(a)	4,250,000	4,366,875
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(e)	5,800,000	5,959,500
BNP Paribas, 7.195%, 144A (France)(a),(c),(e)	4,400,000	4,438,500
BPCE SA, 9.00%, (France) (EUR)	3,100,000	4,461,823
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)(a)	4,000,000	4,275,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(e)	6,400,000	6,544,000
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(e)	4,600,000	4,582,750
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(e)	2,800,000	2,839,094
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41 (Switzerland)	1,450,000	1,547,875
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(e)	7,640,000	7,624,720
HBOS Capital Funding LP, 6.85% (United Kingdom)	11,250,000	10,825,312

	Number of Shares	Value
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(e)	10,442,000	$14,853,745
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	3,800,000	3,876,000
Rabobank Nederland, 8.40% (Netherlands)	5,100,000	5,546,250
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(e)	4,800,000	6,280,512
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,791,000	4,958,685
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a),(e)	2,500,000	3,118,750
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(c),(e)	3,050,000	3,120,058
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	6,000,000	6,644,226
		119,336,548
FINANCE 2.5%
DIVERSIFIED FINANCIAL SERVICES 2.3%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	2,400,000	2,442,000
General Electric Capital Corp., 7.125%, Series A(a)	9,800,000	10,698,670
General Electric Capital Corp., 6.25%, Series B(a)	7,000,000	7,098,679
		20,239,349
INVESTMENT BANKER/BROKER 0.2%
Charles Schwab Corp., 7.00%	1,500,000	1,638,750
TOTAL FINANCE		21,878,099

FOOD 0.9%
Dairy Farmers of America, 7.875%, 144A(e),(f)	68,100	7,337,775

INSURANCE 11.0%
LIFE/HEALTH INSURANCE 3.1%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a),(e)	5,000,000	5,600,000
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a),(e)	4,475,000	5,224,562
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(e)	2,700,000	2,747,250
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(e)	10,315,000	13,151,625
		26,723,437
LIFE/HEALTH INSURANCE—FOREIGN 2.0%
CNP Assurances, 6.875% (France)	2,800,000	2,937,956
La Mondiale Vie, 7.625% (France)	8,250,000	8,487,188
Prudential PLC, 7.75% (United Kingdom)(a)	1,900,000	2,037,750

	Number of Shares	Value
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(e)	3,800,000	$3,862,316
		17,325,210
MULTI-LINE 1.6%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	7,723,000	9,078,386
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,440,000
		13,518,386
MULTI-LINE—FOREIGN 1.6%
Aviva PLC, 8.25% (United Kingdom)	3,500,000	3,749,375
AXA SA, 8.60%, due 12/15/30 (France)(a)	2,400,000	2,907,583
AXA SA, 6.379%, 144A (France)(e)	1,860,000	1,797,225
AXA SA, 6.463%, 144A (France)(a),(e)	2,545,000	2,551,363
Cloverie PLC, 8.25% (Switzerland)	2,550,000	2,942,070
		13,947,616
PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(e)	4,142,000	4,494,070

PROPERTY CASUALTY—FOREIGN 0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(c),(e)	3,750,000	4,134,375

REINSURANCE—FOREIGN 1.7%
Aquarius + Investments PLC, 8.25% (Switzerland)	3,500,000	3,753,750
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(e)	6,800,000	6,987,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(e)	3,800,000	4,011,079
		14,751,829
TOTAL INSURANCE		94,894,923

INTEGRATED TELECOMMUNICATIONS SERVICES 1.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(e)	13,254	16,376,974

OIL & GAS EXPLORATION & PRODUCTION—FOREIGN 0.4%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	2,500,000	3,542,777

PIPELINES 2.2%
DCP Midstream LLC, 5.85%, due 5/21/43, 144A(e)	2,037,000	1,874,040
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	8,500,000	9,580,656

	Number of Shares	Value
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	$2,394,105
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	4,710,000	5,201,959
		19,050,760
UTILITIES 2.2%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	7,275,704

ELECTRIC UTILITIES—FOREIGN 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(e)	3,130,000	3,176,099

MULTI-UTILITIES 1.0%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(c)	5,184,000	5,550,322
PPL Capital Funding, 6.70%, due 3/30/67, Series A	3,000,000	3,062,358
		8,612,680
TOTAL UTILITIES		19,064,483
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$348,358,415)		377,279,596

	Principal Amount
CORPORATE BONDS 1.2%
INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(e)	$5,250,000	5,533,253

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Citizens Communications Co., 9.00%, due 8/15/31(a)	3,000,000	2,955,000

REAL ESTATE—SHOPPING CENTERS 0.2%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(e),(f)	1,965,000	1,778,325
TOTAL CORPORATE BONDS (Identified cost—$9,744,778)		10,266,578

	Number of Shares
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(h)	6,600,265	6,600,265

		Number of Shares	Value
Federated Government Obligations Fund, 0.01%(h)		6,600,266	$6,600,266
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,200,531)			13,200,531

TOTAL INVESTMENTS (Identified cost—$1,036,140,652)	139.8%		1,203,626,390

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.8)		(342,470,972)

NET ASSETS (Equivalent to $17.91 per share based on 48,075,534 shares of common stock outstanding)	100.0%		$861,155,418

Note: Percentages indicated are based on the net assets of the Fund.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $719,898,337 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $307,239,181 in aggregate has been rehypothecated.
(d)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,889,250 in aggregate has been segregated as collateral.
(e)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 18.9% of the net assets of the Fund, of which 1.1% are illiquid.
(f)	Illiquid security. Aggregate holdings equal 1.4% of the net assets of the Fund.
(g)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.1% of the net assets of the Fund.

(h)	Rate quoted represents the seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at September 30, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	EUR	7,115,607	USD	9,384,518	10/2/13	$(241,834)
Brown Brothers Harriman	USD	9,630,113	EUR	7,115,607	10/2/13	(3,761)
Brown Brothers Harriman	EUR	7,196,504	USD	9,739,381	11/4/13	2,796
						$(242,799)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

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assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock	$616,013,497	$616,013,497	$—	$—
Preferred Securities - $25 Par Value - Banks	67,213,923	56,852,577	10,361,346	—
Preferred Securities - $25 Par Value - Other Industries	119,652,265	119,652,265	—	—
Preferred Securities - Capital Securities - Banks	75,797,257	—	70,533,257	5,264,000	(b)
Preferred Securities - Capital Securities - Banks - Foreign	119,336,548	—	111,691,423	7,645,125	(c)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	17,325,210	—	8,838,022	8,487,188	(c)
Preferred Securities - Capital Securities - Other Industries	164,820,581	—	164,820,581	—
Corporate Bonds	10,266,578	—	10,266,578	—
Money Market Funds	13,200,531	—	13,200,531	—
Total Investments(d)	$1,203,626,390	$792,518,339	$389,711,738	$21,396,313
Forward foreign currency exchange contracts	$2,796	$—	$2,796	$—
Total Appreciation in Other Financial Instruments(d)	$2,796	$—	$2,796	$—
Forward foreign currency exchange contracts	$(245,595)	$—	$(245,595)	$—
Total Depreciation in Other Financial Instruments(d)	$(245,595)	$—	$(245,595)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Valued utilizing independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

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Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Food	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$30,131,705	$20,992,470	$—	$7,210,088	$—	$1,929,147
Purchases	17,383,220	1,230,000	7,717,500	—	8,435,720	—
Sales	(16,028,800)	(16,028,800)	—	—	—	—
Amortization	(15,103)	—	(4,457)	—	(10,646)	—
Realized gain	28,800	28,800	—	—	—	—
Change in unrealized appreciation (depreciation)	(240,471)	(211,532)	(67,918)	127,687	62,114	(150,822)
Transfers into Level 3(a)	5,264,000	5,264,000	—	—	—	—
Transfers out of Level 3(a)	(15,127,038)	(6,010,938)	—	(7,337,775)	—	(1,778,325)
Balance as of September 30, 2013	$21,396,313	$5,264,000	$7,645,125	$—	$8,487,188	$—

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(155,346).

(a) As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2013:

Forward foreign currency exchange contracts	$(242,799)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2013:

Forward foreign currency exchange contracts
Average Notional Balance	$14,540,260
Ending Notional Balance	9,739,381

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Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At September 30, 2013, the Fund did not have any written option contracts outstanding.

Transactions in written options during the nine months ended September 30, 2013, were as follows:

	Number
	of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	1,304	52,056
Options expired	(1,304)	(52,056)
Options outstanding at September 30, 2013	—	$—

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

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Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,036,140,652
Gross unrealized appreciation	$189,014,675
Gross unrealized depreciation	(21,528,937)
Net unrealized appreciation	$167,485,738

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013